FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT (Details 1) (USD $)	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Total losses	$ 3,700,000	$ 70,700	$ 70,700	$ 1,178,651	$ 2,376,000
Land and Land Development Costs
Total losses	3,500,000
Land Held for Investment
Total losses	200,000
Nonrecurring | Estimate of Fair Value Measurement
Land and land development costs	1,111,000
Land held for investment	300,000
Total nonrecurring fair value measurements	1,411,000
Nonrecurring | Quoted Prices in Active Markets for Identical Assets, Level 1
Total nonrecurring fair value measurements	0
Nonrecurring | Significant Other Observable Inputs, Level 2
Land held for investment	300,000
Total nonrecurring fair value measurements	300,000
Nonrecurring | Significant Unobservable Inputs, Level 3
Land and land development costs	1,111,000
Total nonrecurring fair value measurements	$ 1,111,000